Disclosure of detailed information about derivative liabilities (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of warrants outstanding at beginning of period | Share		6,580,000	9,990,000	15,713,485
Derivative liabilities, beginning of period		$ 109,821
Number of warrants issued pursuant to equity offerings | Share	4,575,000	2,687,500	6,550,000
Fair value of warrants issued	$ 44,199
Decrease in fair value of derivative liabilities		$ (126,951)	$ (562,216)	$ (333,073)
Number of warrants outstanding at end of period | Share		8,257,500	6,580,000	9,990,000
Derivative liabilities, end of period		$ 27,069	$ 109,821
Warrants Denominated in Foreign Currency [Member]
Statements [Line Items]
Number of warrants outstanding at beginning of period | Share		6,466,513	6,466,513
Derivative liabilities, beginning of period		$ 54	$ 181,671
Decrease in fair value of derivative liabilities		$ (53)	$ (181,617)
Number of warrants outstanding at end of period | Share		6,466,513	6,466,513	6,466,513
Derivative liabilities, end of period		$ 1	$ 54	$ 181,671
Other warrants subject to potential price adjustment [Member]
Statements [Line Items]
Number of warrants outstanding at beginning of period | Share		16,900,000	6,900,000
Derivative liabilities, beginning of period		$ 109,767	$ 133,162
Number of warrants issued pursuant to equity offerings | Share		4,575,000	10,000,000
Fair value of warrants issued		$ 44,199	$ 357,204
Decrease in fair value of derivative liabilities		$ (126,898)	$ (380,599)
Number of warrants outstanding at end of period | Share		21,475,000	16,900,000	6,900,000
Derivative liabilities, end of period		$ 27,068	$ 109,767	$ 133,162